Subsequent Events - Additional Information (Detail) - Class A common shares [member] R$ in Thousands	Jan. 01, 2022 BRL (R$) shares
Statement [line items]
Number of shares repurchased | shares	197,250
Shares repurchase amount | R$	R$ 13,050